UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)             (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-624-6782

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 29, 2016 is filed herewith.

Mainstay Cushing MLP Premier Fund
Portfolio of Investments February 29, 2016 (Unaudited)

	Common Stocks 4.9% †	Shares	Value
	Diversified General Partners 1.1%
	United States 1.1%
	ONEOK, Inc.	439,800	$10,555,200

	General Partners 3.8%
	United States 3.8%
	Kinder Morgan, Inc.	1	18
	Targa Resources Corporation	1,350,976	36,314,222
			36,314,240
	Total Common Stocks (Cost $76,506,267)		46,869,440

	MLPs and Related Companies 90.5%
	Crude Oil & Refined Products 36.4%
	United States 36.4%
	Blueknight Energy Partners, L.P. (a)	2,161,200	10,697,940
♦	Enbridge Energy Partners, L.P.	3,372,800	55,921,024
	Genesis Energy, L.P.	1,590,061	40,721,462
	MPLX, L.P.	1,226,126	31,805,708
♦	NuStar Energy, L.P.	1,559,000	54,611,770
♦	Shell Midstream Partners, L.P.	1,497,987	53,253,438
♦	Sunoco Logistics Partners, L.P.	2,098,400	51,704,576
♦	Tesoro Logistics, L.P.	1,133,600	47,293,792
			346,009,710
	General Partners 3.8%
	United States 3.8%
	Energy Transfer Equity, L.P.	3,697,200	25,880,400
	Plains GP Holdings, L.P.	1,355,000	10,298,000
			36,178,400
	Large Cap Diversified 30.5%
	United States 30.5%
♦	Energy Transfer Partners, L.P.	2,655,312	70,817,171
♦	Enterprise Products Partners, L.P.	2,754,750	64,378,507
	Magellan Midstream Partners, L.P.	456,615	30,858,042
♦	ONEOK Partners, L.P.	1,871,600	55,006,324
♦	Plains All American Pipeline, L.P.	2,760,905	59,138,585
	Williams Partners, L.P.	475,000	9,367,000
			289,565,629
	Natural Gas Gatherers & Processors 8.0%
	United States 8.0%
	DCP Midstream Partners, L.P.	966,000	18,750,060
	EnLink Midstream Partners, L.P.	3,066,700	28,152,306
	Western Gas Partners, L.P.	738,600	28,960,506
			75,862,872
	Natural Gas Transportation & Storage 6.0%
	United States 6.0%
♦	EQT Midstream Partners, L.P.	795,000	56,945,850

	Oil & Gas Storage & Transportation 1.8%
	United States 1.8%
	Spectra Energy Partners L.P.	375,000	17,366,250

	Propane 2.2%
	United States 2.2%
	NGL Energy Partners, L.P.	2,538,652	20,537,695

	Shipping 1.8%
	Republic of the Marshall Islands 1.8%
	Capital Product Partners, L.P.	4,991,100	16,720,185

	Total MLPs and Related Companies (Cost $1,058,624,329)		859,186,591

	Preferred Stocks 1.2%
	Crude Oil & Refined Products 1.2%
	United States 1.2%
	Blueknight Energy Partners, L.P. (a)	1,902,541	11,377,195

	Total Preferred Stocks (Cost $13,929,738)		11,377,195

	Short-Term Investments - Investment Companies 3.4%
	United States 3.4%
	Fidelity Government Portfolio Fund - Institutional Class, 0.22%, due 12/31/2031 (b)	6,489,203	6,489,203
	Fidelity Money Market Portfolio - Institutional Class, 0.35%, due 01/01/2050 (b)	6,489,203	6,489,203
	First American Prime Obligations Fund - Class Z, 0.29%, due 12/31/2031 (b)	6,489,204	6,489,204
	Invesco Short-Term Treasury Portfolio Fund - Institutional Class, 0.23%, due 01/01/2020 (b)	6,489,203	6,489,203
	Invesco STIC Prime Portfolio, 0.32%, due 01/01/2050 (b)	6,489,203	6,489,203

	Total Short-Term Investments - Investment Companies (Cost $32,446,016)		32,446,016

	Total Investments (Cost $1,181,506,350) (c)	100.0%	949,879,242
	Liabilities in Excess of Other Assets	0.0	(297,962)
	Net Assets	100.0%	$949,581,280

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 29, 2016, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of February 29, 2016, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $22,075,135, which represented 2.32% of the Fund's net assets.
(b)	Rate reported is the current yield as of February 29, 2016.
(c)	As of February 29, 2016, cost was $1,128,464,362 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$451,838,903
Gross unrealized depreciation	(630,424,023)
Net unrealized depreciation	$(178,585,120)

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$46,869,440	$–	$–	$46,869,440
MLPs and Related Companies	859,186,591	–	–	859,186,591
Preferred Stocks	11,377,195	–	–	11,377,195
Short-Term Investments	32,446,016	–	–	32,446,016
Total Investments in Securities	$949,879,242	$–	$–	$949,879,242

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 29, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 29, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Renaissance Advantage Fund
Portfolio of Investments February 29, 2016 (Unaudited)

	Common Stocks 79.4% †	Shares	Value
	Chemicals 16.0%
	Bermuda 3.1%
♦	Axalta Coating Systems Ltd. (a)	192,776	$5,004,465
	Netherlands 3.6%
♦	LyondellBasell Industries NV	70,424	5,648,709
	United States 9.3%
	PPG Industries, Inc.	36,097	3,484,443
	The Dow Chemical Company	48,768	2,370,613
	The Sherwin Williams Company	12,166	3,290,903
♦	Westlake Chemical Corporation	127,823	5,511,728
			25,310,861
	General Partners 1.9%
	United States 1.9%
	Targa Resources Corporation	112,034	3,011,474

	Industrials 1.9%
	United States 1.9%
	General Electric Company	103,889	3,027,325

	Machinery 5.0%
	United States 5.0%
	Allison Transmission, Inc.	72,316	1,712,443
	Flowserve Corporation	37,154	1,561,211
♦	Wabtec Corporation	65,065	4,593,589
			7,867,243
	Materials 7.7%
	United States 7.7%
♦	Sealed Air Corporation	147,792	6,758,528
	Summit Materials, Inc.	209,377	3,823,224
	Vulcan Materials Company	15,818	1,558,548
			12,140,300
	Oil & Gas Equipment & Services 1.2%
	Ireland 1.2%
	Weatherford International Plc (a)	301,648	1,930,547

	Oil & Gas Exploration & Production 16.4%
	United States 16.4%
♦	Cimarex Energy Company	63,885	5,368,257
	Concho Resources, Inc. (a)	24,743	2,232,808
	Energen Corporation	142,851	3,782,695
	Hess Corporation	69,652	3,036,827
	Newfield Exploration Company (a)	110,702	3,014,415
	Parsley Energy, Inc. (a)	92,840	1,706,399
	PDC Energy, Inc. (a)	68,210	3,418,003
	RSP Permian, Inc. (a)	136,137	3,255,036
			25,814,440
	Oil & Gas Refining & Marketing 6.4%
	United States 6.4%
	Marathon Petroleum Corporation	23,810	815,493
	PBF Energy, Inc.	53,102	1,603,680
♦	Phillips 66	97,207	7,717,264
			10,136,437
	Oil & Gas Storage & Transportation 6.0%
	Bermuda 4.8%
	GasLog Ltd.	282,272	2,681,584
♦	Golar LNG Ltd.	264,764	4,853,124
	Republic of the Marshall Islands 1.2%
	Scorpio Tankers, Inc.	302,838	1,883,652
			9,418,360
	Transportation 12.7%
	Canada 1.0%
	Canadian National Railway Company	26,964	1,561,216
	United States 11.7%
♦	Kirby Corporation (a)	120,669	6,831,072
	Knight Transportation, Inc.	57,245	1,387,046
	Old Dominion Freight Line, Inc. (a)	42,131	2,719,977
	Ryder Systems, Inc.	26,350	1,494,572
	Union Pacific Corporation	38,701	3,051,961
	XPO Logistics, Inc. (a)	120,173	2,975,484
			20,021,328
	Utilities 4.2%
	United States 4.2%
	Dominion Resources, Inc.	35,233	2,463,491
	Sempra Energy	43,195	4,168,750
			6,632,241
	Total Common Stocks (Cost $127,326,860)		125,310,556

	MLPs and Related Companies 18.1%
	Crude Oil & Refined Products 1.6%
	United States 1.6%
	MPLX, L.P.	99,627	2,584,324

	Large Cap Diversified 5.0%
	United States 5.0%
♦	Enterprise Products Partners, L.P.	221,956	5,187,112
	ONEOK Partners, L.P.	88,779	2,609,215
			7,796,327
	Oil & Gas Storage & Transportation 11.0%
	Republic of the Marshall Islands 4.9%
	Capital Product Partners, L.P.	765,430	2,564,190
	GasLog Partners, L.P.	299,448	4,590,538
	Hoegh LNG Partners, L.P.	36,877	564,218
	United States 6.1%
	Energy Transfer Partners, L.P.	102,041	2,721,433
	Phillips 66 Partners, L.P.	44,880	2,704,918
	Sunoco Logistics Partners, L.P.	169,678	4,180,866
			17,326,163
	Shipping 0.5%
	Republic of the Marshall Islands 0.5%
	Golar LNG Partners, L.P.	57,537	840,040

	Total MLPs and Related Companies (Cost $31,691,893)		28,546,854

	Short-Term Investments - Investment Companies 2.0%
	United States 2.0%
	Fidelity Government Portfolio Fund - Institutional Class, 0.22%, due 12/31/2031 (b)	635,606	635,606
	Fidelity Money Market Portfolio - Institutional Class, 0.35%, due 01/01/2050 (b)	635,607	635,607
	First American Prime Obligations Fund - Class Z, 0.29%, due 12/31/2031 (b)	635,606	635,606
	Invesco Short-Term Treasury Portfolio Fund - Institutional Class, 0.23%, due 01/01/2020 (b)	635,607	635,607
	Invesco STIC Prime Portfolio, 0.32%, due 01/01/2050 (b)	635,607	635,607

	Total Short-Term Investments - Investment Companies (Cost $3,178,033)		3,178,033

	Total Investments (Cost $162,196,786) (c)	99.5%	157,035,443
	Other Assets in Excess of Liabilities	0.5	836,263
	Net Assets	100.0%	$157,871,706

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 29, 2016, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended February 29, 2016. As such, it is classified as a non-income producing security as of February 29, 2016.
(b)	Rate reported is the current yield as of February 29, 2016.
(c)	As of February 29, 2016, cost was $165,235,185 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$8,874,903
Gross unrealized depreciation	(17,074,645)
Net unrealized depreciation	$(8,199,742)

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$125,310,556	$–	$–	$125,310,556
MLPs and Related Companies	28,546,854	–	–	28,546,854
Short-Term Investments	3,178,033	–	–	3,178,033
Total Investments in Securities	$157,035,443	$–	$–	$157,035,443

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 29, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 29, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Royalty Energy Income Fund

Portfolio of Investments February 29, 2016 (Unaudited)

	Common Stocks 62.8% †	Shares	Value
	General Partners 3.5%
	United States 3.5%
	Targa Resources Corporation	76,782	$2,063,900

	Integrated Oil & Gas 27.3%
	Canada 2.4%
	Cenovus Energy, Inc.	125,000	1,427,500
	Netherlands 5.6%
♦	Royal Dutch Shell Plc	71,700	3,260,916
	United States 19.3%
♦	Chevron Corporation	49,400	4,121,936
♦	Exxon Mobil Corporation	44,900	3,598,735
♦	Occidental Petroleum Corporation	51,800	3,564,876
			15,973,963
	Oil & Gas Exploration & Production 29.9%
	Canada 2.3%
	Vermilion Energy, Inc.	50,500	1,373,540
	United States 27.6%
	Anadarko Petroleum Corporation	27,800	1,055,010
	California Resources Corporation	4,849	2,726
	Cimarex Energy Company	20,000	1,680,600
♦	ConocoPhillips Company	70,515	2,385,523
	Devon Energy Corporation	70,111	1,379,785
	Diamondback Energy, Inc. (a)	18,000	1,282,500
♦	EOG Resources, Inc.	48,656	3,149,989
	Newfield Exploration Company (a)	35,000	953,050
	Noble Energy, Inc.	30,000	885,000
♦	Pioneer Natural Resource Company	27,638	3,331,208
			17,478,931
	Upstream 2.1%
	Canada 2.1%
	ARC Resources Ltd.	90,677	1,202,995

	Total Common Stocks (Cost $49,928,027)		36,719,789

	MLPs and Related Companies 24.5%
	Crude Oil & Refined Products 4.0%
	United States 4.0%
♦	NuStar Energy, L.P.	67,000	2,347,010

	Large Cap Diversified 9.7%
	United States 9.7%
♦	Energy Transfer Partners, L.P.	83,172	2,218,197
	ONEOK Partners, L.P.	72,000	2,116,080
	Williams Partners, L.P.	69,100	1,362,652
			5,696,929
	Propane 1.0%
	United States 1.0%
	NGL Energy Partners, L.P.	70,000	566,300

	Shipping 4.9%
	Republic of the Marshall Islands 4.9%
	Capital Product Partners, L.P.	421,095	1,410,668
	Golar LNG Partners, L.P.	101,500	1,481,900
			2,892,568
	Upstream 4.9%
	United States 4.9%
♦	Dorchester Minerals, L.P.	281,154	2,668,152
	Viper Energy Partners, L.P.	12,000	178,680
			2,846,832
	Total MLPs and Related Companies (Cost $29,570,848)		14,349,639

	Fixed Income 1.9%	Principal
	Oil & Gas Exploration & Production 1.2%
	United States 1.2%
	Sanchez Energy Corporation
	6.125%, 01/15/2023	$2,000,000	720,000
	Upstream 0.7%
	United States 0.7%
	Legacy Reserves, L.P.
	6.625%, 12/01/2021	1,500,000	157,500
	Memorial Production Partners, L.P.
	6.875%, 08/01/2022	1,000,000	220,000
			377,500
	Total Fixed Income (Cost $3,183,490)		1,097,500

	Short-Term Investments - Investment Companies 6.4%	Shares
	United States 6.4%
	Fidelity Government Portfolio Fund - Institutional Class, 0.22% due 12/31/2031 (b)	745,167	745,167
	Fidelity Money Market Portfolio - Institutional Class, 0.35%, due 01/01/2050 (b)	745,167	745,167
	First American Prime Obligations Fund - Class Z, 0.29%, due 12/31/2031 (b)	745,167	745,167
	Invesco Short-Term Treasury Portfolio Fund - Institutional Class, 0.23% due 01/01/2020 (b)	745,167	745,167
	Invesco STIC Prime Portfolio, 0.32%, due 01/01/2050 (b)	745,167	745,167

	Total Short-Term Investments - Investment Companies (Cost $3,725,835)		3,725,835

	Total Investments (Cost $86,408,200) (c)	95.6%	55,892,763
	Other Assets in Excess of Liabilities	4.4	2,551,672
	Net Assets	100.0%	$58,444,435

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 29, 2016, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended February 29, 2016. As such, it is classified as a non-income producing security as of February 29, 2016.
(b)	Rate reported is the current yield as of February 29, 2016.
(c)	As of February 29, 2016, cost was $91,242,940 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$2,346,587
Gross unrealized depreciation	(37,696,764)
Net unrealized depreciation	$(35,350,177)

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$36,719,789	$–	$–	$36,719,789
Fixed Income	–	1,097,500	–	1,097,500
MLPs and Related Companies	14,349,639	–	–	14,349,639
Short-Term Investments	3,725,835	–	–	3,725,835
Total Investments in Securities	$54,795,263	$1,097,500	$–	$55,892,763

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 29, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 29, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS February 29, 2016 (Unaudited)

SECURITIES VALUATION

This report is exclusively for MainStay Cushing MLP Premier, MainStay Cushing Renaissance Advantage and MainStay Cushing Royalty Energy Income Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the MainStay Cushing Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each MainStay Cushing Fund. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of February 29, 2016, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the MainStay Cushing Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the MainStay Cushing Funds' valuation procedures are designed to value a security at the price a MainStay Cushing Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a MainStay Cushing Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended February 29, 2016, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 29, 2016, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Lever 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

A MainStay Cushing Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor measure the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was measured as of February 29, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of February 29, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	April 27, 2016

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	April 27, 2016